Supplemental Information	12 Months Ended
Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Supplemental Postretirement Benefit Plan Information [Text Block]

NOTE 28. SUPPLEMENTAL INFORMATION

POSTRETIREMENT BENEFIT PLANS

As discussed in Note 12, we sponsor a number of pension plans which consist of the two principal pension plans for certain U.S. employees as well as other affiliate pension plans. In addition, we sponsor a number of postretirement health and life insurance benefit plans (retiree benefit plans).

The accounting requirements and concepts discussed in Note 12 Postretirement Benefit Plans are the same for other pension plans and principal retiree benefit plans and are consistently applied.

The following disclosures provide additional information with respect to our pension plans and principal retiree benefit plans.

Other pension plans in 2015 included 53 U.S. and non-U.S. pension plans with pension assets or obligations greater than $50 million.

Principal Retiree Benefit Plans provide health and life insurance benefits to eligible participants and these participants share in the cost of healthcare benefits.

COST OF BENEFIT PLANS

	Other pension plans			Principal retiree benefit plans
(In millions)	2015	2014	2013	2015		2014	2013

Service cost for benefits earned	$416	$403	$435	$145		$164	$229
Prior service cost (credit) amortization	-	6	7	(8)		353	393
Expected return on plan assets	(881)	(789)	(663)	(48)		(50)	(60)
Interest cost on benefit obligations	555	587	523	335		424	410
Net actuarial loss (gain) amortization	289	205	343	(25)		(150)	(45)
Curtailment loss (gain)	(6)	-	-	(225)	(a)	48	-
Benefit plans cost	$373	$412	$645	$174		$789	$927

(a) Gain principally resulting from life insurance amendment.

Assumption used in benefit calculations

The accounting assumptions in the table below are those that are significant to the measurement of our benefit obligations.

ASSUMPTIONS USED TO MEASURE BENEFIT OBLIGATIONS

	Other pension plans (weighted average)			Principal retiree benefit plans
December 31	2015	2014	2013	2015		2014	2013

Discount rate	3.33%	3.53%	4.39%	3.93%		3.89%	4.61%
Compensation increases	3.32	3.60	3.76	3.80		4.10	4.00
Initial healthcare trend rate	N/A	N/A	N/A	6.00	(a)	6.00	6.00

(a) For 2015, ultimately declining to 5% for 2030 and thereafter.

The healthcare trend assumptions for 2015 apply to our pre-65 retiree medical plans. Our post-65 retiree plan has a fixed subsidy and therefore is not subject to healthcare inflation.

The discount rate used to measure the benefit obligation at the end of the year is also used to measure benefit cost in the following year. The assumptions used to measure benefit cost follow.

ASSUMPTIONS USED TO MEASURE BENEFIT COST

	Other pension plans (weighted average)			Principal retiree benefit plans
December 31	2015	2014	2013	2015		2014		2013

Discount rate	3.53%	4.39%	3.92%	3.89%	(a)	4.61%	(a)	3.74%	(a)
Expected return on assets	6.95	6.92	6.82	7.00		7.00		7.00

(a) Weighted average discount rates of 3.92%, 4.47% and 3.77% were used for determination of costs in 2015, 2014 and 2013, respectively.

The Society of Actuaries issued new mortality tables in 2014 projecting longer life expectancies that resulted in higher postretirement obligations for U.S. companies. We updated our mortality assumptions as of December 31, 2014, which resulted in an increase of $612 million in our principal retiree benefit obligations.

BENEFIT OBLIGATIONS

	Other pension plans				Principal retiree benefit plans
(In millions)	2015		2014		2015		2014

Balance at January 1	$15,589		$13,535		$10,703		$9,913
Service cost for benefits earned	416		403		145		164
Interest cost on benefit obligations	555		587		335		424
Participant contributions	15		9		50		52
Plan amendments	(12)		(29)		(3,291)	(a)	(586)
Actuarial loss (gain)	(406)	(b)	2,170	(b)	(444)	(b)	1,440	(c)
Benefits paid	(576)		(493)		(691)		(704)
Acquisitions (dispositions)/ other - net	6,859	(d)	48		(50)		-
Exchange rate adjustments	(822)		(641)		-		-
Balance at December 31(e)	$21,618		$15,589		$6,757		$10,703

  Principally related to plan amendments affecting post-65 retiree health and retiree life insurance for certain production participants.
  Primarily associated with discount rate changes.
  Principally associated with discount rate and mortality assumption changes.
  Substantially all related to Alstom acquisition.
  The benefit obligation for retiree health plans was $4,838 million and $8,445 million at December 31, 2015 and 2014, respectively.

the composition of our Plan Assets

The fair value of other pension plans' and principal retiree benefit plans’ investments is presented below. The inputs and valuation techniques used to measure the fair value of the assets are consistently applied and described in Note 1.

	Other pension plans		Principal retiree benefit plans
December 31 (in millions)	2015	2014	2015	2014

Equity securities
U.S. equity securities	$667	$635	$203	$205
Non-U.S. equity securities	6,323	5,285	162	125
Debt securities
Fixed income and cash investment funds	6,258	4,071	84	133
U.S. corporate	242	222	52	47
Other debt securities	551	365	93	103
Private equities	703	262	75	94
Real estate	1,358	690	6	64
Other investments	1,266	856	20	42
Total plan assets	$17,368	$12,386	$695	$813

Virtually all of the private equity, real estate and the majority of other investments are considered level 3 investments. The remaining investments are substantially all considered level 1 or level 2. A description of the fair value leveling hierarchy is provided in the Accounting Principles and Policy section of Note 1.

FAIR VALUE OF PLAN ASSETS

	Other pension plans			Principal retiree benefit plans
(In millions)	2015		2014	2015	2014

Balance at January 1	$12,386		$11,059	$813	$903
Actual gain on plan assets	381		1,537	22	44
Employer contributions	549		726	501	518
Participant contributions	15		9	50	52
Benefits paid	(576)		(493)	(691)	(704)
Acquisitions (dispositions) / other - net	5,207	(a)	-	-	-
Exchange rate adjustments	(594)		(452)	-	-
Balance at December 31	$17,368		$12,386	$695	$813

(a) Substantially all related to Alstom acquisition.

ASSET ALLOCATION

			Other pension plans		Principal retiree
	Principal pension plans		(weighted average)		benefit plans
	2015	2015	2015	2015	2015	2015
	Target	Actual	Target	Actual	Target	Actual
December 31	allocation	allocation	allocation	allocation	allocation	allocation

Equity securities	17 - 57%	47%	37%	40%	35 - 75%	59%
Debt securities (including cash equivalents)	13 - 53	29	37	40	11 - 46	27
Private equities	8 - 18	11	5	4	0 - 25	11
Real estate	2 - 12	7	9	8	0 - 12	1
Other investments	3 - 13	6	12	8	0 - 10	2

Plan fiduciaries of the GE Pension Plan set investment policies and strategies for the GE Pension Trust and oversee its investment allocation, which includes selecting investment managers and setting long-term strategic targets. The primary strategic investment objectives are balancing investment risk and return and monitoring the plan’s liquidity position in order to meet the near-term benefit payment and other cash needs. Target allocation percentages are established at an asset class level by plan fiduciaries. Target allocation ranges are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range.

According to statute, the aggregate holdings of all qualifying employer securities (e.g., GE common stock) and qualifying employer real property may not exceed 10% of the fair value of trust assets at the time of purchase. GE securities represented 3.7% and 3.8% of the GE Pension Trust assets at year-end 2015 and 2014, respectively.

The GE Pension Plan has a broadly diversified portfolio of investments in equities, fixed income, private equities, real estate and hedge funds; these investments are both U.S. and non-U.S. in nature. As of December 31, 2015, no sector concentration of assets exceeded 15% of total GE Pension Plan assets.

The following tables present the changes in Level 3 investments for the GE Pension Plan.

CHANGES IN LEVEL 3 INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2015

				Purchases,	Transfers
				issuances	in and/or
	January 1,	Net realized	Net unrealized	and	out of	December 31,
(In millions)	2015	gains (losses)	gains (losses)	settlements	Level 3	2015

Debt securities	$6	$(3)	$3	$(3)	$(1)	$2
Private equities	5,217	432	189	(968)	-	4,870
Real estate	3,129	122	246	(360)	49	3,186
Other investments	2,248	22	(52)	71	6	2,295
	$10,600	$573	$386	$(1,260)	$54	$10,353

CHANGES IN LEVEL 3 INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2014

				Purchases,	Transfers
				issuances	in and/or
	January 1,	Net realized	Net unrealized	and	out of	December 31,
(In millions)	2014	gains (losses)	gains (losses)	settlements	Level 3	2014

Debt securities	$-	$(9)	$11	$4	$-	$6
Private equities	6,269	592	(54)	(1,565)	(25)	5,217
Real estate	3,354	36	334	(595)	-	3,129
Other investments	1,622	47	86	194	299	2,248
	$11,245	$666	$377	$(1,962)	$274	$10,600

ESTIMATED FUTURE BENEFIT PAYMENTS
						2021 -
(In millions)	2016	2017	2018	2019	2020	2025

Principal pension plans	$3,395	$3,485	$3,610	$3,705	$3,785	$20,145
Other pension plans	855	870	875	885	905	4,835
Principal retiree benefit plans	625	600	590	575	560	2,500

2015 COST OF POSTRETIREMENT BENEFIT PLANS AND CHANGES IN OTHER COMPREHENSIVE INCOME

				Principal
	Total	Principal	Other	retiree
	postretirement	pension	pension	benefit
(In millions)	benefit plans	plans	plans	plans

Cost of postretirement benefit plans	$5,045	$4,498	$373	$174
Changes in other comprehensive income
Prior service cost (credit) – current year	(2,401)	902	(12)	(3,291)
Net actuarial loss (gain) – current year	(1,604)	(1,022)	(164)	(418)
Net curtailment/gain (loss)	76	(105)	6	175
Prior service credit (cost) amortization	(197)	(205)	-	8
Net actuarial gain (loss) amortization	(3,552)	(3,288)	(289)	25
Total changes in other comprehensive income	(7,678)	(3,718)	(459)	(3,501)
Cost of postretirement benefit plans and
changes in other comprehensive income	$(2,633)	$780	$(86)	$(3,327)

Summary Of Derivative Instruments [Abstract]
Derivatives And Fair Value [Text Block]

DERIVATIVES AND HEDGING

Note 20 provides the primary information related to our derivatives and hedging activity. This section provides certain supplemental information about this topic.

As described in Note 20, changes in the fair value of derivatives are recorded in a separate component of equity (referred to below as Accumulated Other Comprehensive Income, or AOCI) and are recorded in earnings in the period in which the hedged transaction occurs. The table below summarizes this activity by hedging instrument.

FAIR VALUE OF DERIVATIVES

	2015		2014
December 31 (In millions)	Assets	Liabilities	Assets	Liabilities

Derivatives accounted for as hedges
Interest rate contracts	$4,132	$158	$5,835	$461
Currency exchange contracts	1,109	1,383	2,579	884
Other contracts	-	-	-	2
	5,241	1,541	8,414	1,347

Derivatives not accounted for as hedges
Interest rate contracts	119	44	79	24
Currency exchange contracts	1,715	4,048	1,182	3,439
Other contracts	315	49	237	40
	2,149	4,141	1,498	3,503

Gross derivatives recognized in statement of
financial position
Gross derivatives	7,391	5,681	9,911	4,851
Gross accrued interest	1,001	(13)	1,389	(30)
	8,392	5,668	11,300	4,821

Amounts offset in statement of financial position
Netting adjustments(a)	(4,326)	(4,326)	(3,875)	(3,892)
Cash collateral(b)	(1,784)	(642)	(3,695)	(445)
	(6,110)	(4,968)	(7,570)	(4,337)

Net derivatives recognized in statement of
financial position
Net derivatives	2,282	700	3,731	485

Amounts not offset in statement of
financial position
Securities held as collateral(c)	(1,277)	-	(3,114)	-

Net amount	$1,005	$700	$617	$485

Derivatives are classified in the captions “All other assets” and “All other liabilities” and the related accrued interest is classified in “Other GE Capital receivables” and “All other liabilities” in our financial statements.

(a) The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance risk. At December 31, 2015 and 2014, the cumulative adjustment for non-performance risk was insignificant and $16 million, respectively.

(b) Excluded excess cash collateral received and posted of $48 million and $379 million at December 31, 2015, respectively, and $63 million and $195 million at December 31, 2014, respectively.

(c) Excluded excess securities collateral received of $107 million and $471 million at December 31, 2015 and 2014, respectively.

CASH FLOW HEDGE ACTIVITY
			Gain (loss) reclassified
	Gain (loss) recognized in AOCI		from AOCI into earnings
(In millions)	2015	2014	2015	2014

Interest rate contracts	$(1)	$(1)	$(130)	$(234)
Currency exchange contracts	(907)	(541)	(784)	(641)
Commodity contracts	(5)	(4)	(4)	(3)
Total(a)	$(913)	$(546)	$(918)	$(878)

(a) Gain (loss) is recorded in GE Capital revenues from services, interest and other financial charges, and other costs and expenses when reclassified to earnings.

The total pre-tax amount in AOCI related to cash flow hedges of forecasted transactions was a $49 million loss at December 31, 2015. We expect to transfer $134 million to earnings as an expense in the next 12 months contemporaneously with the earnings effects of the related forecasted transactions. In both 2015 and 2014, we recognized insignificant gains and losses related to hedged forecasted transactions and firm commitments that did not occur by the end of the originally specified period. At December 31, 2015 and 2014, the maximum term of derivative instruments that hedge forecasted transactions was 17 years and 18 years, respectively. See Note15 for additional information about reclassifications out of AOCI.

For cash flow hedges, the amount of ineffectiveness in the hedging relationship and amount of the changes in fair value of the derivatives that are not included in the measurement of ineffectiveness were insignificant for each reporting period.

Counterparty credit risk

Fair values of our derivatives can change significantly from period to period based on, among other factors, market movements and changes in our positions. We manage counterparty credit risk (the risk that counterparties will default and not make payments to us according to the terms of our agreements) on an individual counterparty basis. Where we have agreed to netting of derivative exposures with a counterparty, we net our exposures with that counterparty and apply the value of collateral posted to us to determine the exposure. We actively monitor these net exposures against defined limits and take appropriate actions in response, including requiring additional collateral.

As discussed above, we have provisions in certain of our master agreements that require counterparties to post collateral (typically, cash or U.S. Treasury securities) when our receivable due from the counterparty, measured at current market value, exceeds a specified limit. The fair value of such collateral was $3,061 million at December 31, 2015, of which $1,784 million was cash and $1,277 million was in the form of securities held by a custodian for our benefit. Under certain of these same agreements, we post collateral to our counterparties for our derivative obligations, the fair value of which was $642 million at December 31, 2015. At December 31, 2015, our exposure to counterparties (including accrued interest), net of collateral we hold, was $836 million. This excludes exposure related to embedded derivatives.

Additionally, our master agreements typically contain mutual downgrade provisions that provide the ability of each party to require termination if the long-term credit rating of the counterparty were to fall below A-/A3 or other ratings levels agreed upon with the counterparty. In certain of these master agreements, each party also has the ability to require termination if the short-term rating of the counterparty were to fall below A-1/P-1. Our master agreements also typically contain provisions that provide termination rights upon the occurrence of certain other events, such as a bankruptcy or events of default by one of the parties. If an agreement was terminated under any of these circumstances, the termination amount payable would be determined on a net basis and could also take into account any collateral posted. The net amount of our derivative liability, after consideration of collateral posted by us and outstanding interest payments was $690 million at December 31, 2015. This excludes embedded derivatives.